December 8, 1995



Transmitted Via EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549
Attn:  Filing Desk, Stop 1 - 4

Re:  Kemper National Tax-Free Income Series
      File No. 2-47008 (Post-Effective Amendment No. 41)
      File No. 811-2353 (Amendment No. 41)

Dear Sir or Madam:

Kemper National Tax-Free Income Series (the "Registrant") hereby certifies, pursuant to Rule 497 (j) of the Securities Act of 1933, that (i) the form of prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the above-referenced, most recently filed amendment to the registration statement of the Registrant (the "Amendment"), and (ii) the text of the Amendment has been filed electronically.

                             Kemper National Tax-Free Income Series


                          By: /s/ Philip J. Collora
                             -----------------------
                             Philip J. Collora
                             Vice President and Secretary


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